Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
We have implemented robust processes for assessing, identifying, and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation, and remediation of material cybersecurity incidents. We have also integrated cybersecurity risk management into our overall enterprise risk management system.
We have established a dynamic and multi-layered cybersecurity defense system to effectively mitigate both internal and external cybersecurity threats. This comprehensive system spans multiple security domains, including network, host, and application layers. It integrates a range of security capabilities such as threat defense, continuous monitoring, in-depth
analysis, and rapid response. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network and the connections with any third-party service providers, ongoing evaluation of our security measures implemented towards internal and external resources, a solid incident response framework, and regular cybersecurity training sessions for our employees. Our cybersecurity department is actively engaged in continuous monitoring of our applications, platforms, and infrastructure to ensure prompt identification and response to potential issues, including emerging cybersecurity threats.
We also engaged third parties in connection with the processes for assessing, identifying, and managing material risks from cybersecurity threats
. For example, we engaged third parties for penetration test services, on-site
security maintenance service, and cloud-based security services.
As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations, or financial condition.
Governance
Our board of directors is responsible for overseeing our company’s cybersecurity risk management and be informed on risks from cybersecurity
threats. Our board of directors will review, approve, and maintain oversight of the disclosure (i) on Form
6-K
for material cybersecurity incidents (if any) and (ii) relating to cybersecurity matters in the periodic reports (including annual report on Form
20-F)
of our company.
On the management level, we have established an information security committee comprised of senior principals of our information security department, technology department, and legal department, who collectively have diverse and extensive experience in their respective fields. The information security committee monitors potential cybersecurity risks, develops risk prevention and mitigation measures, ensures the due implementation of all risk prevention and mitigation measures across our company, and introduces new technologies and innovative solutions for defending our company against cybersecurity threats. The information security committee reports to our executive officers and holds as many meetings with our chief executive officer and our chief financial officer as it deems appropriate.
We also have a cybersecurity disclosure committee established pursuant to the internal controls and procedures in connection with cybersecurity. The cybersecurity disclosure committee is comprised of a senior principal in charge of cybersecurity matters and other senior principals who are in charge of our disclosure controls and procedures. Our cybersecurity disclosure committee reports to our chief executive officer, chief financial officer, and board of directors from time to time regarding its assessment, identification, and management of material risks from cybersecurity threats that happened in the ordinary course of our business operations. If a cybersecurity incident occurs, our cybersecurity disclosure committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity incident, our cybersecurity disclosure committee will promptly report the investigation and assessment results to our board of directors, and our board of directors will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our cybersecurity disclosure committee will promptly prepare disclosure material for review and approval by our board of directors before it is disseminated to the public.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	We also have a cybersecurity disclosure committee established pursuant to the internal controls and procedures in connection with cybersecurity. The cybersecurity disclosure committee is comprised of a senior principal in charge of cybersecurity matters and other senior principals who are in charge of our disclosure controls and procedures.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true